Stock Options - 2007 Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Fixed exercise price of options, minimum	$ 2.80	$ 0.94
Fixed exercise price of options, maximum	54.99	6.65
Options granted exercise prices (in dollars per share)	$ 15.04	$ 0.94	$ 1.65	$ 2.07
Options
Stock Options
Service period	4 years	4 years
Contractual life of stock options (in years)	10 years	10 years
Options | Vesting after first year of service
Stock Options
Percentage of shares to vest	25.00%	25.00%
Options | Vesting in years two through four
Stock Options
Vesting period	36 months	36 months
Stock Incentive Plan 2007
Stock Options
Number of shares reserved for issuance		2,945,384